Submission	Jul. 15, 2026
Submission [Line Items]
Central Index Key	0000038009
Registrant Name	FORD MOTOR CREDIT CO LLC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES